Amounts Due to Related Party (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Due to Related Party	$ 1,354,614	$ 1,333,054
Interest rate, monthly	1.00%
Warren Zhao (Shareholder/President)
Related Party Transaction [Line Items]
Due to Related Party	$ 1,187,943	1,141,460
Peter Dong (Shareholder / COO/CFO)
Related Party Transaction [Line Items]
Due to Related Party	162,707	163,607
Others [Member]
Related Party Transaction [Line Items]
Due to Related Party	$ 3,964	$ 27,987